Summary of Significant Accounting Policies (Details) - USD ($)	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Revenue Recognition
Revenues	$ 0			$ 0
Deferred revenue	$ 0	$ 203,195	$ 0	$ 23,802
Equipment | Minimum
Property and Equipment
Property, Plant and Equipment, Useful Life				3 years
Equipment | Maximum
Property and Equipment
Property, Plant and Equipment, Useful Life				10 years